Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	TD Asset Management USA Funds Inc.
Central Index Key	0000949881
Amendment Flag	false
Document Creation Date	Mar 1, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Mar 1, 2013
TDAM Money Market Portfolio | TDAM Money Market Portfolio | Investor Class
Risk/Return:
Trading Symbol	WTOXX
TDAM Money Market Portfolio | TDAM Money Market Portfolio | Premium Class
Risk/Return:
Trading Symbol	NPLXX
TDAM Money Market Portfolio | TDAM Money Market Portfolio | Class A
Risk/Return:
Trading Symbol	TDAXX
TDAM Money Market Portfolio | TDAM Money Market Portfolio | Select Class
Risk/Return:
Trading Symbol	TDSXX
TDAM U.S. Government Portfolio | TDAM U.S. Government Portfolio | Investor Class
Risk/Return:
Trading Symbol	WTUXX
TDAM U.S. Government Portfolio | TDAM U.S. Government Portfolio | Class A
Risk/Return:
Trading Symbol	TDUXX
TDAM Municipal Portfolio | TDAM Municipal Portfolio | Investor Class
Risk/Return:
Trading Symbol	WTMXX
TDAM Municipal Portfolio | TDAM Municipal Portfolio | Class A
Risk/Return:
Trading Symbol	TDIXX
TDAM California Municipal Money Market Portfolio | TDAM California Municipal Money Market Portfolio | Investor Class
Risk/Return:
Trading Symbol	WCAXX
TDAM California Municipal Money Market Portfolio | TDAM California Municipal Money Market Portfolio | Class A
Risk/Return:
Trading Symbol	TDCXX
TDAM New York Municipal Money Market Portfolio | TDAM New York Municipal Money Market Portfolio | Investor Class
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Trading Symbol	WNYXX
TDAM New York Municipal Money Market Portfolio | TDAM New York Municipal Money Market Portfolio | Class A
Risk/Return:
Trading Symbol	TDYXX
TDAM Institutional Money Market Fund | TDAM Institutional Money Market Fund | Institutional
Risk/Return:
Trading Symbol	TDMXX
TDAM Institutional Money Market Fund | TDAM Institutional Money Market Fund | Institutional Service
Risk/Return:
Trading Symbol	TDNXX
TDAM Institutional Money Market Fund | TDAM Institutional Money Market Fund | Commercial Class
Risk/Return:
Trading Symbol	TCCXX
TDAM Institutional Municipal Money Market Fund | TDAM Institutional Municipal Money Market Fund | Institutional Class
Risk/Return:
Trading Symbol	TICXX
TDAM Institutional Municipal Money Market Fund | TDAM Institutional Municipal Money Market Fund | Institutional Service Class
Risk/Return:
Trading Symbol	TMUXX
TDAM Institutional U.S. Government Fund | TDAM Institutional U.S. Government Fund | Institutional
Risk/Return:
Trading Symbol	TDGXX
TDAM Institutional U.S. Government Fund | TDAM Institutional U.S. Government Fund | Institutional Service
Risk/Return:
Trading Symbol	TDHXX
TDAM Institutional U.S. Government Fund | TDAM Institutional U.S. Government Fund | Commercial Class
Risk/Return:
Trading Symbol	TGCXX
TDAM Institutional Treasury Obligations Money Market Fund | TDAM Institutional Treasury Obligations Money Market Fund | Institutional Service Class
Risk/Return:
Trading Symbol	TDVXX
TDAM Institutional Treasury Obligations Money Market Fund | TDAM Institutional Treasury Obligations Money Market Fund | Commercial Class
Risk/Return:
Trading Symbol	TTCXX
Short-Term Bond Fund | Short-Term Bond Fund | Short-Term Bond Fund
Risk/Return:
Trading Symbol	TDSBX

TDAM Money Market Portfolio | TDAM Money Market Portfolio
TDAM Money Market Portfolio
Investment Objective
The TDAM Money Market Portfolio (the “Money Market Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TDAM Money Market Portfolio	Investor Class	Premium Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TDAM Money Market Portfolio	Investor Class	Premium Class
Management Fees	0.09%	0.09%
Distribution (12b-1) Fees	0.45%	0.37%
Shareholder Servicing Fees	0.25%	0.05%
All Other Expenses	0.18%	0.12%
Total Other Expenses	0.43%	0.17%
Total Annual Portfolio Operating Expenses	0.97%	0.63%

Example
This Example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TDAM Money Market Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	99	309	536	1,190
Premium Class	64	202	351	786

Investment Strategies
The Money Market Portfolio is a money market fund. The Money Market Portfolio invests in high quality money market securities that the Money Market Portfolio’s investment manager, TDAM USA Inc. (the “Investment Manager” or “TDAM”), believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Money Market Portfolio invests in a broad spectrum of high quality U.S. dollar-denominated money market instruments. The Money Market Portfolio’s investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Money Market Portfolio may also invest in short-term, high quality obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The municipal securities in which the Money Market Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Although the income from many municipal securities is exempt from regular federal income tax, the Money Market Portfolio may invest in taxable municipal securities. The Money Market Portfolio does not anticipate that its investments in tax-exempt municipal securities will reach the level required by applicable law to permit it to make distributions to shareholders that are, in whole or in part, exempt from regular federal income tax. The Money Market Portfolio also invests in asset-backed securities and asset-backed commercial paper (collectively, “asset-backed securities”). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. The credit quality of asset-backed securities purchased by the Money Market Portfolio is often improved in comparison to that of the underlying loans or receivables through credit enhancement and liquidity enhancement mechanisms. Forms of enhancement include letters of credit, surety bond guarantees, overcollateralization, excess spread protection, subordination of other classes of debt, early amortization and cash reserve accounts. Most programs utilize some or all of these forms of enhancement.

Principal Risks
Interest Rate Risk — The income from the Money Market Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Money Market Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Asset-Backed Securities Risk — The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

Banking Industry Risk — The Money Market Portfolio may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Money Market Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Money Market Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Money Market Portfolio.

An investment in the Money Market Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in the Investor Class of the Money Market Portfolio. The bar chart shows changes in the Investor Class’ performance from year to year. The returns for Premium Class shares of the Money Market Portfolio will vary from the returns of Investor Class shares of the Money Market Portfolio as a result of differences in expenses applicable to each Class. The table shows average annual total returns of each Class of the Money Market Portfolio. Of course, past performance is not necessarily an indication of how the Money Market Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year Money Market Portfolio - Investor Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.14% (for the quarter ended 09/30/07) and 0.00% (for the quarter ended 3/31/12), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns TDAM Money Market Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	[1]	0.01%	0.42%	1.45%	2.57%	Feb 27, 2006
Premium Class	[1]	0.01%	0.49%		1.64%	Feb 27, 2006
[1]	As of 12/31/12, the 7-day yields for the Money Market Portfolio - Investor Class and Premium Class were 0.01% and 0.01%, respectively.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The TDAM Money Market Portfolio (the “Money Market Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Money Market Portfolio is a money market fund. The Money Market Portfolio invests in high quality money market securities that the Money Market Portfolio’s investment manager, TDAM USA Inc. (the “Investment Manager” or “TDAM”), believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Money Market Portfolio invests in a broad spectrum of high quality U.S. dollar-denominated money market instruments. The Money Market Portfolio’s investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Money Market Portfolio may also invest in short-term, high quality obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The municipal securities in which the Money Market Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Although the income from many municipal securities is exempt from regular federal income tax, the Money Market Portfolio may invest in taxable municipal securities. The Money Market Portfolio does not anticipate that its investments in tax-exempt municipal securities will reach the level required by applicable law to permit it to make distributions to shareholders that are, in whole or in part, exempt from regular federal income tax. The Money Market Portfolio also invests in asset-backed securities and asset-backed commercial paper (collectively, “asset-backed securities”). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. The credit quality of asset-backed securities purchased by the Money Market Portfolio is often improved in comparison to that of the underlying loans or receivables through credit enhancement and liquidity enhancement mechanisms. Forms of enhancement include letters of credit, surety bond guarantees, overcollateralization, excess spread protection, subordination of other classes of debt, early amortization and cash reserve accounts. Most programs utilize some or all of these forms of enhancement.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk — The income from the Money Market Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Money Market Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Asset-Backed Securities Risk — The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

Banking Industry Risk — The Money Market Portfolio may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Money Market Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Money Market Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Money Market Portfolio.

An investment in the Money Market Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Money Market Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Investor Class of the Money Market Portfolio. The bar chart shows changes in the Investor Class’ performance from year to year. The returns for Premium Class shares of the Money Market Portfolio will vary from the returns of Investor Class shares of the Money Market Portfolio as a result of differences in expenses applicable to each Class. The table shows average annual total returns of each Class of the Money Market Portfolio. Of course, past performance is not necessarily an indication of how the Money Market Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Investor Class of the Money Market Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Money Market Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year Money Market Portfolio - Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.14% (for the quarter ended 09/30/07) and 0.00% (for the quarter ended 3/31/12), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Premium Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.09%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.37%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.64%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2006	[1]
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.09%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2003	rr_AnnualReturn2003	0.54%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.55%
Annual Return 2006	rr_AnnualReturn2006	4.29%
Annual Return 2007	rr_AnnualReturn2007	4.49%
Annual Return 2008	rr_AnnualReturn2008	1.98%
Annual Return 2009	rr_AnnualReturn2009	0.06%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Annual Return 2011	rr_AnnualReturn2011	0.03%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.42%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.45%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.57%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2006	[1]

[1]	As of 12/31/12, the 7-day yields for the Money Market Portfolio - Investor Class and Premium Class were 0.01% and 0.01%, respectively.

TDAM U.S. Government Portfolio | TDAM U.S. Government Portfolio
TDAM U.S. Government Portfolio
Investment Objective
The TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM U.S. Government Portfolio Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM U.S. Government Portfolio Investor Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.45%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.15%
Total Other Expenses	0.40%
Total Annual Portfolio Operating Expenses	0.95%

Example
This Example is intended to help you compare the cost of investing in the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Government Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TDAM U.S. Government Portfolio Investor Class	97	303	525	1,166

Investment Strategies
The U.S. Government Portfolio is a money market fund. The U.S. Government Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The U.S. Government Portfolio invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The U.S. Government Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities.

Principal Risks
Interest Rate Risk — The income from the U.S. Government Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or at maturity in full on a timely basis. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the U.S. Government Portfolio may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the U.S. Government Portfolio to reinvest assets in lower yielding securities.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the U.S. Government Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the U.S. Government Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the U.S. Government Portfolio.

An investment in the U.S. Government Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in the Investor Class of the U.S. Government Portfolio. The bar chart shows changes in the Investor Class’ performance from year to year. The table shows average annual total returns of the Investor Class of the U.S. Government Portfolio. Of course, past performance is not necessarily an indication of how the U.S. Government Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year U.S. Government Portfolio - Investor Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.11% (for the quarter ended 12/31/06) and 0.00% (for the quarter ended 3/31/12), respectively.
AVERAGE ANNUAL TOTAL RETURN for the period ended 12/31/12
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
TDAM U.S. Government Portfolio Investor Class	[1]	0.01%	0.31%	1.34%
[1]	As of 12/31/12, the 7-day yield for the U.S. Government Portfolio - Investor Class was 0.01%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Government Portfolio’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The U.S. Government Portfolio is a money market fund. The U.S. Government Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The U.S. Government Portfolio invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The U.S. Government Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk — The income from the U.S. Government Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or at maturity in full on a timely basis. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the U.S. Government Portfolio may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the U.S. Government Portfolio to reinvest assets in lower yielding securities.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the U.S. Government Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the U.S. Government Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the U.S. Government Portfolio.

An investment in the U.S. Government Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the U.S. Government Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the U.S. Government Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Investor Class of the U.S. Government Portfolio. The bar chart shows changes in the Investor Class’ performance from year to year. The table shows average annual total returns of the Investor Class of the U.S. Government Portfolio. Of course, past performance is not necessarily an indication of how the U.S. Government Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Investor Class of the U.S. Government Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the U.S. Government Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year U.S. Government Portfolio - Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.11% (for the quarter ended 12/31/06) and 0.00% (for the quarter ended 3/31/12), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the period ended 12/31/12
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Annual Return 2003	rr_AnnualReturn2003	0.46%
Annual Return 2004	rr_AnnualReturn2004	0.60%
Annual Return 2005	rr_AnnualReturn2005	2.46%
Annual Return 2006	rr_AnnualReturn2006	4.17%
Annual Return 2007	rr_AnnualReturn2007	4.32%
Annual Return 2008	rr_AnnualReturn2008	1.46%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.31%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.34%	[1]

[1]	As of 12/31/12, the 7-day yield for the U.S. Government Portfolio - Investor Class was 0.01%.

TDAM Municipal Portfolio | TDAM Municipal Portfolio
TDAM Municipal Portfolio
Investment Objective
The TDAM Municipal Portfolio (the “Municipal Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Municipal Portfolio Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM Municipal Portfolio Investor Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.45%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.15%
Total Other Expenses	0.40%
Total Annual Portfolio Operating Expenses	0.95%

Example
This Example is intended to help you compare the cost of investing in the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Municipal Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TDAM Municipal Portfolio Investor Class	97	303	525	1,166

Investment Strategies
The Municipal Portfolio is a money market fund. The Municipal Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Municipal Portfolio invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Municipal Portfolio normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax (“AMT”). The municipal securities in which the Municipal Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Principal Risks
Interest Rate Risk — The income from the Municipal Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Municipal Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Tax Risk — The Municipal Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the investment manager nor the Municipal Portfolio guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to Municipal Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk — The Municipal Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Municipal Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Municipal Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Municipal Portfolio.

An investment in the Municipal Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Municipal Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in the Investor Class of the Municipal Portfolio. The bar chart shows changes in the Investor Class’ performance from year to year. The table shows average annual total returns of the Investor Class of the Municipal Portfolio. Of course, past performance is not necessarily an indication of how the Municipal Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year Municipal Portfolio - Investor Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.70% (for the quarter ended 6/30/07) and 0.00% (for the quarter ended 3/31/12), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
TDAM Municipal Portfolio Investor Class	[1]	0.01%	0.27%	0.90%
[1]	As of 12/31/12, the 7-day yield for the Municipal Portfolio - Investor Class was 0.01%. As of 12/31/12, the tax-equivalent 7-day yield for the Municipal Portfolio - Investor Class was 0.01%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM Municipal Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The TDAM Municipal Portfolio (the “Municipal Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Municipal Portfolio’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Municipal Portfolio is a money market fund. The Municipal Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Municipal Portfolio invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Municipal Portfolio normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax (“AMT”). The municipal securities in which the Municipal Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk — The income from the Municipal Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Municipal Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Tax Risk — The Municipal Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the investment manager nor the Municipal Portfolio guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to Municipal Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk — The Municipal Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Municipal Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Municipal Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Municipal Portfolio.

An investment in the Municipal Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Municipal Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Municipal Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Municipal Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Investor Class of the Municipal Portfolio. The bar chart shows changes in the Investor Class’ performance from year to year. The table shows average annual total returns of the Investor Class of the Municipal Portfolio. Of course, past performance is not necessarily an indication of how the Municipal Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Investor Class of the Municipal Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Municipal Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year Municipal Portfolio - Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.70% (for the quarter ended 6/30/07) and 0.00% (for the quarter ended 3/31/12), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Annual Return 2003	rr_AnnualReturn2003	0.41%
Annual Return 2004	rr_AnnualReturn2004	0.47%
Annual Return 2005	rr_AnnualReturn2005	1.61%
Annual Return 2006	rr_AnnualReturn2006	2.55%
Annual Return 2007	rr_AnnualReturn2007	2.70%
Annual Return 2008	rr_AnnualReturn2008	1.23%
Annual Return 2009	rr_AnnualReturn2009	0.06%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.27%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.90%	[1]

[1]	As of 12/31/12, the 7-day yield for the Municipal Portfolio - Investor Class was 0.01%. As of 12/31/12, the tax-equivalent 7-day yield for the Municipal Portfolio - Investor Class was 0.01%.

TDAM California Municipal Money Market Portfolio | TDAM California Municipal Money Market Portfolio
TDAM California Municipal Money Market Portfolio
Investment Objective
The TDAM California Municipal Money Market Portfolio (the “California Portfolio”) seeks maximum current income that is exempt from regular federal and California State income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the California Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM California Municipal Money Market Portfolio Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM California Municipal Money Market Portfolio Investor Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.45%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.18%
Total Other Expenses	0.43%
Total Annual Portfolio Operating Expenses	0.98%

Example
This Example is intended to help you compare the cost of investing in the California Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the California Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the California Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TDAM California Municipal Money Market Portfolio Investor Class	100	312	542	1,201

Investment Strategies
The California Portfolio is a money market fund. The California Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The California Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of California or the state’s political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer’s bond counsel, the income from these securities is exempt from the state of California’s personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable California state tax-exempt securities are unavailable, the California Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax. The municipal securities in which the California Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Principal Risks
Interest Rate Risk — The income from the California Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the California Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

California Municipal Securities Risk — The yields of California municipal securities depend on, among other things, conditions in the state’s municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue. Because the California Portfolio will invest a large portion of its assets in California municipal securities, it is more vulnerable to events adversely affecting the state of California, including economic, political and regulatory occurrences or terrorism. While California’s economy is relatively diverse and thereby less vulnerable to events affecting a particular industry, it continues to be affected by serious fiscal conditions and voter-passed initiatives limit the State’s ability to raise revenues, particularly with respect to real property taxes. California’s economy may also be affected by natural disasters, such as earthquakes or fires.

Non-Diversification Risk — The California Portfolio’s “non-diversified” status allows it to invest more than 5% of its assets in a single issuer. As a result, the California Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk — The California Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the Investment Manager nor the California Portfolio guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to California Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk — The California Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the California Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the California Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the California Portfolio.

An investment in the California Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the California Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in the Investor Class of the California Portfolio. The bar chart shows changes in the Investor Class’ performance from year to year. The table shows average annual total returns of the Investor Class of the California Portfolio. Of course, past performance is not necessarily an indication of how the California Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year California Portfolio - Investor Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.69% (for the quarter ended 6/30/07) and 0.00% (for the quarter ended 3/31/12), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
TDAM California Municipal Money Market Portfolio Investor Class	[1]	0.01%	0.23%	0.90%
[1]	As of 12/31/12, the 7-day yield for the California Portfolio - Investor Class was 0.01%. As of 12/31/12, the tax-equivalent 7-day yield for the California Portfolio - Investor Class was 0.01%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM California Municipal Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The TDAM California Municipal Money Market Portfolio (the “California Portfolio”) seeks maximum current income that is exempt from regular federal and California State income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the California Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the California Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the California Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the California Portfolio’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The California Portfolio is a money market fund. The California Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The California Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of California or the state’s political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer’s bond counsel, the income from these securities is exempt from the state of California’s personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable California state tax-exempt securities are unavailable, the California Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax. The municipal securities in which the California Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk — The income from the California Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the California Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

California Municipal Securities Risk — The yields of California municipal securities depend on, among other things, conditions in the state’s municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue. Because the California Portfolio will invest a large portion of its assets in California municipal securities, it is more vulnerable to events adversely affecting the state of California, including economic, political and regulatory occurrences or terrorism. While California’s economy is relatively diverse and thereby less vulnerable to events affecting a particular industry, it continues to be affected by serious fiscal conditions and voter-passed initiatives limit the State’s ability to raise revenues, particularly with respect to real property taxes. California’s economy may also be affected by natural disasters, such as earthquakes or fires.

Non-Diversification Risk — The California Portfolio’s “non-diversified” status allows it to invest more than 5% of its assets in a single issuer. As a result, the California Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk — The California Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the Investment Manager nor the California Portfolio guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to California Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk — The California Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the California Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the California Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the California Portfolio.

An investment in the California Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the California Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The California Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the California Portfolio is riskier than other types of money market funds that require greater diversification among issuers.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the California Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the California Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Investor Class of the California Portfolio. The bar chart shows changes in the Investor Class’ performance from year to year. The table shows average annual total returns of the Investor Class of the California Portfolio. Of course, past performance is not necessarily an indication of how the California Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Investor Class of the California Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the California Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year California Portfolio - Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.69% (for the quarter ended 6/30/07) and 0.00% (for the quarter ended 3/31/12), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2003	rr_AnnualReturn2003	0.40%
Annual Return 2004	rr_AnnualReturn2004	0.56%
Annual Return 2005	rr_AnnualReturn2005	1.73%
Annual Return 2006	rr_AnnualReturn2006	2.53%
Annual Return 2007	rr_AnnualReturn2007	2.65%
Annual Return 2008	rr_AnnualReturn2008	1.06%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.23%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.90%	[1]

[1]	As of 12/31/12, the 7-day yield for the California Portfolio - Investor Class was 0.01%. As of 12/31/12, the tax-equivalent 7-day yield for the California Portfolio - Investor Class was 0.01%.

TDAM New York Municipal Money Market Portfolio | TDAM New York Municipal Money Market Portfolio
TDAM New York Municipal Money Market Portfolio
Investment Objective
The TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) seeks maximum current income that is exempt from regular federal, New York State and City income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the New York Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM New York Municipal Money Market Portfolio Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM New York Municipal Money Market Portfolio Investor Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.45%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.22%
Total Other Expenses	0.47%
Total Annual Portfolio Operating Expenses	1.02%

Example
This Example is intended to help you compare the cost of investing in the New York Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the New York Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the New York Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TDAM New York Municipal Money Market Portfolio Investor Class	104	325	563	1,248

Investment Strategies
The New York Portfolio is a money market fund. The New York Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The New York Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of New York or the state’s political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer’s bond counsel, the income from these securities is exempt from the state of New York’s personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable New York state tax-exempt securities are unavailable, the New York Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax. The municipal securities in which the New York Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Principal Risks
Interest Rate Risk — The income from the New York Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the New York Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

New York Municipal Securities Risk — The yields of New York municipal securities depend on, among other things, conditions in the state’s municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue. Because the New York Portfolio will invest a large portion of its assets in New York municipal securities, it is more vulnerable to events adversely affecting the state of New York, including economic, political and regulatory occurrences or terrorism. New York’s economy, while diverse, has a relatively large share of the nation’s financial activities. As a result, the state’s economy is especially vulnerable to adverse events affecting the financial markets.

Non-Diversification Risk — The New York Portfolio’s “non-diversified” status allows it to invest more than 5% of its assets in a single issuer. As a result, the New York Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk — The New York Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the Investment Manager nor the New York Portfolio guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to New York Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk — The New York Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the New York Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the New York Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the New York Portfolio.

An investment in the New York Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the New York Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in the Investor Class of the New York Portfolio. The bar chart shows changes in the Investor Class’ performance from year to year. The table shows average annual total returns of the Investor Class of the New York Portfolio. Of course, past performance is not necessarily an indication of how the New York Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year New York Portfolio - Investor Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.71% (for the quarter ended 12/31/06) and 0.00% (for the quarter ended 3/31/12), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
TDAM New York Municipal Money Market Portfolio Investor Class	[1]	0.01%	0.24%	0.89%
[1]	As of 12/31/12, the 7-day yield for the New York Portfolio - Investor Class was 0.01%. As of 12/31/12, the tax-equivalent 7-day yield for the New York Portfolio - Investor Class was 0.01%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM New York Municipal Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) seeks maximum current income that is exempt from regular federal, New York State and City income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the New York Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the New York Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the New York Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the New York Portfolio’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The New York Portfolio is a money market fund. The New York Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The New York Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of New York or the state’s political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer’s bond counsel, the income from these securities is exempt from the state of New York’s personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable New York state tax-exempt securities are unavailable, the New York Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax. The municipal securities in which the New York Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk — The income from the New York Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the New York Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

New York Municipal Securities Risk — The yields of New York municipal securities depend on, among other things, conditions in the state’s municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue. Because the New York Portfolio will invest a large portion of its assets in New York municipal securities, it is more vulnerable to events adversely affecting the state of New York, including economic, political and regulatory occurrences or terrorism. New York’s economy, while diverse, has a relatively large share of the nation’s financial activities. As a result, the state’s economy is especially vulnerable to adverse events affecting the financial markets.

Non-Diversification Risk — The New York Portfolio’s “non-diversified” status allows it to invest more than 5% of its assets in a single issuer. As a result, the New York Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk — The New York Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the Investment Manager nor the New York Portfolio guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to New York Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk — The New York Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the New York Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the New York Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the New York Portfolio.

An investment in the New York Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the New York Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The New York Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the New York Portfolio is riskier than other types of money market funds that require greater diversification among issuers.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the New York Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the New York Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Investor Class of the New York Portfolio. The bar chart shows changes in the Investor Class’ performance from year to year. The table shows average annual total returns of the Investor Class of the New York Portfolio. Of course, past performance is not necessarily an indication of how the New York Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Investor Class of the New York Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the New York Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year New York Portfolio - Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.71% (for the quarter ended 12/31/06) and 0.00% (for the quarter ended 3/31/12), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2003	rr_AnnualReturn2003	0.39%
Annual Return 2004	rr_AnnualReturn2004	0.52%
Annual Return 2005	rr_AnnualReturn2005	1.71%
Annual Return 2006	rr_AnnualReturn2006	2.55%
Annual Return 2007	rr_AnnualReturn2007	2.60%
Annual Return 2008	rr_AnnualReturn2008	1.09%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.24%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.89%	[1]

[1]	As of 12/31/12, the 7-day yield for the New York Portfolio - Investor Class was 0.01%. As of 12/31/12, the tax-equivalent 7-day yield for the New York Portfolio - Investor Class was 0.01%.

TDAM Money Market Portfolio | TDAM Money Market Portfolio
TDAM Money Market Portfolio
Investment Objective
The TDAM Money Market Portfolio (the “Money Market Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TDAM Money Market Portfolio	Class A	Select Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TDAM Money Market Portfolio	Class A	Select Class
Management Fees	0.09%	0.09%
Distribution (12b-1) Fees	0.53%	0.33%
Shareholder Servicing Fees	0.25%	0.05%
All Other Expenses	0.18%	0.18%
Total Other Expenses	0.43%	0.23%
Total Annual Portfolio Operating Expenses	1.05%	0.65%

Example
This Example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TDAM Money Market Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	107	334	579	1,283
Select Class	66	208	362	810

Investment Strategies
The Money Market Portfolio is a money market fund. The Money Market Portfolio invests in high quality money market securities that the Money Market Portfolio’s investment manager, TDAM USA Inc. (the “Investment Manager” or “TDAM”), believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Money Market Portfolio invests in a broad spectrum of high quality U.S. dollar-denominated money market instruments. The Money Market Portfolio’s investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Money Market Portfolio may also invest in short-term, high quality obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The municipal securities in which the Money Market Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Although the income from many municipal securities is exempt from regular federal income tax, the Money Market Portfolio may invest in taxable municipal securities. The Money Market Portfolio does not anticipate that its investments in tax-exempt municipal securities will reach the level required by applicable law to permit it to make distributions to shareholders that are, in whole or in part, exempt from regular federal income tax. The Money Market Portfolio also invests in asset-backed securities and asset-backed commercial paper (collectively, “asset-backed securities”). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. The credit quality of asset-backed securities purchased by the Money Market Portfolio is often improved in comparison to that of the underlying loans or receivables through credit enhancement and liquidity enhancement mechanisms. Forms of enhancement include letters of credit, surety bond guarantees, overcollateralization, excess spread protection, subordination of other classes of debt, early amortization and cash reserve accounts. Most programs utilize some or all of these forms of enhancement.

Principal Risks
Interest Rate Risk — The income from the Money Market Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Money Market Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Asset-Backed Securities Risk — The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

Banking Industry Risk — The Money Market Portfolio may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Money Market Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Money Market Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Money Market Portfolio.

An investment in the Money Market Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in Class A of the Money Market Portfolio. The bar chart shows changes in Class A’s performance from year to year. The returns for Select Class shares of the Money Market Portfolio will vary from the returns of Class A shares of the Money Market Portfolio as a result of differences in expenses applicable to each Class. The table shows average annual total returns of each Class of the Money Market Portfolio. Of course, past performance is not necessarily an indication of how the Money Market Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year Money Market Portfolio - Class A

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.70% (for the quarter ended 3/31/08) and 0.00% (for the quarter ended 3/31/12), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns TDAM Money Market Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	[1]	0.01%	0.41%	0.83%	May 24, 2007
Select Class	[1]	0.01%	0.49%	0.87%	Jul 3, 2007
[1]	As of 12/31/12, the 7-day yields for the Money Market Portfolio - Class A and Select Class were 0.01%, and 0.01%, respectively.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The TDAM Money Market Portfolio (the “Money Market Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Money Market Portfolio is a money market fund. The Money Market Portfolio invests in high quality money market securities that the Money Market Portfolio’s investment manager, TDAM USA Inc. (the “Investment Manager” or “TDAM”), believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Money Market Portfolio invests in a broad spectrum of high quality U.S. dollar-denominated money market instruments. The Money Market Portfolio’s investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Money Market Portfolio may also invest in short-term, high quality obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The municipal securities in which the Money Market Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Although the income from many municipal securities is exempt from regular federal income tax, the Money Market Portfolio may invest in taxable municipal securities. The Money Market Portfolio does not anticipate that its investments in tax-exempt municipal securities will reach the level required by applicable law to permit it to make distributions to shareholders that are, in whole or in part, exempt from regular federal income tax. The Money Market Portfolio also invests in asset-backed securities and asset-backed commercial paper (collectively, “asset-backed securities”). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. The credit quality of asset-backed securities purchased by the Money Market Portfolio is often improved in comparison to that of the underlying loans or receivables through credit enhancement and liquidity enhancement mechanisms. Forms of enhancement include letters of credit, surety bond guarantees, overcollateralization, excess spread protection, subordination of other classes of debt, early amortization and cash reserve accounts. Most programs utilize some or all of these forms of enhancement.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk — The income from the Money Market Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Money Market Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Asset-Backed Securities Risk — The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

Banking Industry Risk — The Money Market Portfolio may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Money Market Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Money Market Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Money Market Portfolio.

An investment in the Money Market Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Money Market Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in Class A of the Money Market Portfolio. The bar chart shows changes in Class A’s performance from year to year. The returns for Select Class shares of the Money Market Portfolio will vary from the returns of Class A shares of the Money Market Portfolio as a result of differences in expenses applicable to each Class. The table shows average annual total returns of each Class of the Money Market Portfolio. Of course, past performance is not necessarily an indication of how the Money Market Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in Class A of the Money Market Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Money Market Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year Money Market Portfolio - Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.70% (for the quarter ended 3/31/08) and 0.00% (for the quarter ended 3/31/12), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.09%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.53%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Annual Return 2008	rr_AnnualReturn2008	1.90%
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Annual Return 2011	rr_AnnualReturn2011	0.03%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.41%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.83%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2007	[1]
Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.09%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.33%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.05%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Total Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.87%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 2007	[1]

[1]	As of 12/31/12, the 7-day yields for the Money Market Portfolio - Class A and Select Class were 0.01%, and 0.01%, respectively.

TDAM U.S. Government Portfolio | TDAM U.S. Government Portfolio
TDAM U.S. Government Portfolio
Investment Objective
The TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM U.S. Government Portfolio Class A
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM U.S. Government Portfolio Class A
Management Fees	0.10%
Distribution (12b-1) Fees	0.53%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.15%
Total Other Expenses	0.40%
Total Annual Portfolio Operating Expenses	1.03%

Example
This Example is intended to help you compare the cost of investing in the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Government Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TDAM U.S. Government Portfolio Class A	105	328	569	1,259

Investment Strategies
The U.S. Government Portfolio is a money market fund. The U.S. Government Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The U.S. Government Portfolio invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The U.S. Government Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in government securities.

Principal Risks
Interest Rate Risk — The income from the U.S. Government Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the U.S. Government Portfolio may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the U.S. Government Portfolio to reinvest assets in lower yielding securities.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the U.S. Government Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the U.S. Government Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the U.S. Government Portfolio.

An investment in the U.S. Government Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in Class A of the U.S. Government Portfolio. The bar chart shows changes in Class A’s performance from year to year. The table shows average annual total returns of Class A of the U.S. Government Portfolio. Of course, past performance is not necessarily an indication of how the U.S. Government Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year U.S. Government Portfolio - Class A

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.57% (for the quarter ended 3/31/08) and 0.00% (for the quarter ended 6/30/12), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM U.S. Government Portfolio Class A	[1]	0.01%	0.29%	0.69%	May 30, 2007
[1]	As of 12/31/12, the 7-day yield for the U.S. Government Portfolio - Class A was 0.01%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM U.S. Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Government Portfolio’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The U.S. Government Portfolio is a money market fund. The U.S. Government Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The U.S. Government Portfolio invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The U.S. Government Portfolio normally invests at least 80% of its net assets (plus borrowings for investment purposes) in government securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk — The income from the U.S. Government Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the U.S. Government Portfolio may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the U.S. Government Portfolio to reinvest assets in lower yielding securities.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the U.S. Government Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the U.S. Government Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the U.S. Government Portfolio.

An investment in the U.S. Government Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the U.S. Government Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Government Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in Class A of the U.S. Government Portfolio. The bar chart shows changes in Class A’s performance from year to year. The table shows average annual total returns of Class A of the U.S. Government Portfolio. Of course, past performance is not necessarily an indication of how the U.S. Government Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in Class A of the U.S. Government Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the U.S. Government Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year U.S. Government Portfolio - Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.57% (for the quarter ended 3/31/08) and 0.00% (for the quarter ended 6/30/12), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.53%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Annual Return 2008	rr_AnnualReturn2008	1.38%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.29%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.69%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2007	[1]

[1]	As of 12/31/12, the 7-day yield for the U.S. Government Portfolio - Class A was 0.01%.

TDAM Municipal Portfolio | TDAM Municipal Portfolio
TDAM Municipal Portfolio
Investment Objective
The TDAM Municipal Portfolio (the “Municipal Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Municipal Portfolio Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM Municipal Portfolio Class A
Management Fees	0.10%
Distribution (12b-1) Fees	0.53%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.15%
Total Other Expenses	0.40%
Total Annual Portfolio Operating Expenses	1.03%

Example
This Example is intended to help you compare the cost of investing in the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Municipal Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TDAM Municipal Portfolio Class A	105	328	569	1,259

Investment Strategies
The Municipal Portfolio is a money market fund. The Municipal Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Municipal Portfolio invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Municipal Portfolio normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax (“AMT”). The municipal securities in which the Municipal Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Principal Risks
Interest Rate Risk — The income from the Municipal Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Municipal Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Tax Risk — The Municipal Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the investment manager nor the Municipal Portfolio guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to Municipal Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk — The Municipal Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Municipal Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Municipal Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Municipal Portfolio.

An investment in the Municipal Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Municipal Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in Class A of the Municipal Portfolio. The bar chart shows changes in Class A’s performance from year to year. The table shows average annual total returns of Class A of the Municipal Portfolio. Of course, past performance is not necessarily an indication of how the Municipal Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

YEAR-BY-YEAR ANNUAL RETURN as of 12/31 each year Municipal Portfolio - Class A

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.37% (for the quarter ended 3/31/08) and 0.00% (for the quarter ended 6/30/12), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Municipal Portfolio Class A	[1]	0.01%	0.25%	0.50%	May 25, 2007
[1]	As of 12/31/12, the 7-day yield for the Municipal Portfolio - Class A was 0.01%. As of 12/31/12, the tax-equivalent 7-day yield for the Municipal Portfolio - Class A was 0.01%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM Municipal Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The TDAM Municipal Portfolio (the “Municipal Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Municipal Portfolio’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Municipal Portfolio is a money market fund. The Municipal Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Municipal Portfolio invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Municipal Portfolio normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax (“AMT”). The municipal securities in which the Municipal Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk — The income from the Municipal Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Municipal Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Tax Risk — The Municipal Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the investment manager nor the Municipal Portfolio guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to Municipal Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk — The Municipal Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Municipal Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Municipal Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Municipal Portfolio.

An investment in the Municipal Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Municipal Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Municipal Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Municipal Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in Class A of the Municipal Portfolio. The bar chart shows changes in Class A’s performance from year to year. The table shows average annual total returns of Class A of the Municipal Portfolio. Of course, past performance is not necessarily an indication of how the Municipal Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in Class A of the Municipal Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Municipal Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL RETURN as of 12/31 each year Municipal Portfolio - Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.37% (for the quarter ended 3/31/08) and 0.00% (for the quarter ended 6/30/12), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.53%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,259
Annual Return 2008	rr_AnnualReturn2008	1.15%
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.25%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.50%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 25, 2007	[1]

[1]	As of 12/31/12, the 7-day yield for the Municipal Portfolio - Class A was 0.01%. As of 12/31/12, the tax-equivalent 7-day yield for the Municipal Portfolio - Class A was 0.01%.

TDAM California Municipal Money Market Portfolio | TDAM California Municipal Money Market Portfolio
TDAM California Municipal Money Market Portfolio
Investment Objective
The TDAM California Municipal Money Market Portfolio (the “California Portfolio”) seeks maximum current income that is exempt from regular federal and California State income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the California Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM California Municipal Money Market Portfolio Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM California Municipal Money Market Portfolio Class A
Management Fees	0.10%
Distribution (12b-1) Fees	0.53%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.18%
Total Other Expenses	0.43%
Total Annual Portfolio Operating Expenses	1.06%

Example
This Example is intended to help you compare the cost of investing in the California Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the California Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the California Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TDAM California Municipal Money Market Portfolio Class A	108	337	585	1,294

Investment Strategies
The California Portfolio is a money market fund. The California Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The California Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of California or the state’s political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer’s bond counsel, the income from these securities is exempt from the state of California’s personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable California state tax-exempt securities are unavailable, the California Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax. The municipal securities in which the California Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Principal Risks
Interest Rate Risk — The income from the California Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the California Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

California Municipal Securities Risk — The yields of California municipal securities depend on, among other things, conditions in the state’s municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue. Because the California Portfolio will invest a large portion of its assets in California municipal securities, it is more vulnerable to events adversely affecting the state of California, including economic, political and regulatory occurrences or terrorism. While California’s economy is relatively diverse and thereby less vulnerable to events affecting a particular industry, it continues to be affected by serious fiscal conditions and voter-passed initiatives that limit the State’s ability to raise revenues, particularly with respect to real property taxes. California’s economy may also be affected by natural disasters, such as earthquakes or fires.

Non-Diversification Risk — The California Portfolio’s “non-diversified” status allows it to invest more than 5% of its assets in a single issuer. As a result, the California Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk — The California Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the Investment Manager nor the California Portfolio guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to California Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk — The California Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the California Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the California Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the California Portfolio.

An investment in the California Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the California Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in Class A of the California Portfolio. The bar chart shows changes in Class A’s performance from year to year. The table shows average annual total returns of Class A of the California Portfolio. Of course, past performance is not necessarily an indication of how the California Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

YEAR-BY-YEAR ANNUAL RETURN as of 12/31 each year California Portfolio - Class A

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.33% (for the quarter ended 3/31/08) and 0.00% (for the quarter ended 3/31/12), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM California Municipal Money Market Portfolio Class A	[1]	0.01%	0.21%	0.45%	Jun 5, 2007
[1]	As of 12/31/12, the 7-day yield for the California Portfolio - Class A was 0.01%. As of 12/31/12, the tax-equivalent 7-day yield for the California Portfolio - Class A was 0.01%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM California Municipal Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The TDAM California Municipal Money Market Portfolio (the “California Portfolio”) seeks maximum current income that is exempt from regular federal and California State income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the California Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the California Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the California Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the California Portfolio’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The California Portfolio is a money market fund. The California Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The California Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of California or the state’s political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer’s bond counsel, the income from these securities is exempt from the state of California’s personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable California state tax-exempt securities are unavailable, the California Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax. The municipal securities in which the California Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk — The income from the California Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the California Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

California Municipal Securities Risk — The yields of California municipal securities depend on, among other things, conditions in the state’s municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue. Because the California Portfolio will invest a large portion of its assets in California municipal securities, it is more vulnerable to events adversely affecting the state of California, including economic, political and regulatory occurrences or terrorism. While California’s economy is relatively diverse and thereby less vulnerable to events affecting a particular industry, it continues to be affected by serious fiscal conditions and voter-passed initiatives that limit the State’s ability to raise revenues, particularly with respect to real property taxes. California’s economy may also be affected by natural disasters, such as earthquakes or fires.

Non-Diversification Risk — The California Portfolio’s “non-diversified” status allows it to invest more than 5% of its assets in a single issuer. As a result, the California Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk — The California Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the Investment Manager nor the California Portfolio guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to California Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk — The California Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the California Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the California Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the California Portfolio.

An investment in the California Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the California Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The California Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the California Portfolio is riskier than other types of money market funds that require greater diversification among issuers.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the California Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the California Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in Class A of the California Portfolio. The bar chart shows changes in Class A’s performance from year to year. The table shows average annual total returns of Class A of the California Portfolio. Of course, past performance is not necessarily an indication of how the California Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in Class A of the California Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the California Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL RETURN as of 12/31 each year California Portfolio - Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.33% (for the quarter ended 3/31/08) and 0.00% (for the quarter ended 3/31/12), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.53%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Total Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Annual Return 2008	rr_AnnualReturn2008	0.98%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.21%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.45%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 2007	[1]

[1]	As of 12/31/12, the 7-day yield for the California Portfolio - Class A was 0.01%. As of 12/31/12, the tax-equivalent 7-day yield for the California Portfolio - Class A was 0.01%.

TDAM New York Municipal Money Market Portfolio | TDAM New York Municipal Money Market Portfolio
TDAM New York Municipal Money Market Portfolio
Investment Objective
The TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) seeks maximum current income that is exempt from regular federal, New York State and City income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share.

Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the New York Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM New York Municipal Money Market Portfolio Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM New York Municipal Money Market Portfolio Class A
Management Fees	0.10%
Distribution (12b-1) Fees	0.53%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.22%
Total Other Expenses	0.47%
Total Annual Portfolio Operating Expenses	1.10%

Example
This Example is intended to help you compare the cost of investing in the New York Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the New York Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the New York Portfolio’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TDAM New York Municipal Money Market Portfolio Class A	112	350	606	1,340

Investment Strategies
The New York Portfolio is a money market fund. The New York Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The New York Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of New York or the state’s political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer’s bond counsel, the income from these securities is exempt from the state of New York’s personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable New York state tax-exempt securities are unavailable, the New York Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax. The municipal securities in which the New York Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Principal Risks
Interest Rate Risk — The income from the New York Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the New York Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

New York Municipal Securities Risk — The yields of New York municipal securities depend on, among other things, conditions in the state’s municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue. Because the New York Portfolio will invest a large portion of its assets in New York municipal securities, it is more vulnerable to events adversely affecting the state of New York, including economic, political and regulatory occurrences or terrorism. New York’s economy, while diverse, has a relatively large share of the nation’s financial activities. As a result, the state’s economy is especially vulnerable to adverse events affecting the financial markets.

Non-Diversification Risk — The New York Portfolio’s “non-diversified” status allows it to invest more than 5% of its assets in a single issuer. As a result, the New York Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk — The New York Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the Investment Manager nor the New York Portfolio guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to New York Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk — The New York Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the New York Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the New York Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the New York Portfolio.

An investment in the New York Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the New York Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Performance
The following bar chart and table illustrate the risks of investing in Class A of the New York Portfolio. The bar chart shows changes in Class A’s performance from year to year. The table shows average annual total returns of Class A of the New York Portfolio. Of course, past performance is not necessarily an indication of how the New York Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

YEAR-BY-YEAR ANNUAL RETURN as of 12/31 each year New York Portfolio - Class A

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.33% (for the quarter ended 3/31/08) and 0.00% (for the quarter ended 6/30/12), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM New York Municipal Money Market Portfolio Class A	[1]	0.01%	0.22%	0.45%	May 31, 2007
[1]	As of 12/31/12, the 7-day yield for the New York Portfolio - Class A was 0.01%. As of 12/31/12, the tax-equivalent 7-day yield for the New York Portfolio - Class A was 0.01%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM New York Municipal Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) seeks maximum current income that is exempt from regular federal, New York State and City income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the New York Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the New York Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the New York Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the New York Portfolio’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The New York Portfolio is a money market fund. The New York Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The New York Portfolio will normally invest at least 80% of its total assets in municipal securities, including those issued by the state of New York or the state’s political subdivisions, authorities or instrumentalities, or by corporations established for public purposes. These securities also may be issued by other qualified issuers, including the various territories and possessions of the United States, such as Puerto Rico. In the opinion of the issuer’s bond counsel, the income from these securities is exempt from the state of New York’s personal income tax and federal income tax. However, this income may be subject to the AMT. When suitable New York state tax-exempt securities are unavailable, the New York Portfolio may invest up to 20% of its assets in securities issued by other states and their political subdivisions whose income is exempt from federal income tax but is subject to state personal income tax. The municipal securities in which the New York Portfolio may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk — The income from the New York Portfolio will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the New York Portfolio to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

New York Municipal Securities Risk — The yields of New York municipal securities depend on, among other things, conditions in the state’s municipal securities markets and debt securities markets generally, the size of a particular offering, the maturity of the obligation and the rating of the issue. Because the New York Portfolio will invest a large portion of its assets in New York municipal securities, it is more vulnerable to events adversely affecting the state of New York, including economic, political and regulatory occurrences or terrorism. New York’s economy, while diverse, has a relatively large share of the nation’s financial activities. As a result, the state’s economy is especially vulnerable to adverse events affecting the financial markets.

Non-Diversification Risk — The New York Portfolio’s “non-diversified” status allows it to invest more than 5% of its assets in a single issuer. As a result, the New York Portfolio is riskier than other types of money market funds that require greater diversification among issuers.

Tax Risk — The New York Portfolio purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the Investment Manager nor the New York Portfolio guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to New York Portfolio shareholders could be recharacterized as taxable.

Banking Industry Risk — The New York Portfolio may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the New York Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the New York Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the New York Portfolio.

An investment in the New York Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the New York Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The New York Portfolio's "non-diversified" status allows it to invest more than 5% of its assets in a single issuer. As a result, the New York Portfolio is riskier than other types of money market funds that require greater diversification among issuers.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the New York Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the New York Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in Class A of the New York Portfolio. The bar chart shows changes in Class A’s performance from year to year. The table shows average annual total returns of Class A of the New York Portfolio. Of course, past performance is not necessarily an indication of how the New York Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in Class A of the New York Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the New York Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL RETURN as of 12/31 each year New York Portfolio - Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.33% (for the quarter ended 3/31/08) and 0.00% (for the quarter ended 6/30/12), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.53%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,340
Annual Return 2008	rr_AnnualReturn2008	1.01%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.22%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.45%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2007	[1]

[1]	As of 12/31/12, the 7-day yield for the New York Portfolio - Class A was 0.01%. As of 12/31/12, the tax-equivalent 7-day yield for the New York Portfolio - Class A was 0.01%.

TDAM Institutional Money Market Fund | TDAM Institutional Money Market Fund
TDAM Institutional Money Market Fund
Investment Objective
The TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Money Market Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TDAM Institutional Money Market Fund	Institutional	Institutional Service
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TDAM Institutional Money Market Fund	Institutional	Institutional Service
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	none	none
Shareholder Servicing Fees	none	0.25%
All Other Expenses	0.22%	0.21%
Total Other Expenses	0.22%	0.46%
Total Annual Fund Operating Expenses	0.32%	0.56%

Example
This Example is intended to help you compare the cost of investing in the Institutional Money Market Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Money Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Money Market Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TDAM Institutional Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	33	103	180	406
Institutional Service	57	179	313	701

Investment Strategies
The Institutional Money Market Fund is a money market fund. The Institutional Money Market Fund invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Institutional Money Market Fund’s investment manager, TDAM USA Inc. (the “Investment Manager” or “TDAM”), to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Money Market Fund invests in a broad spectrum of high quality U.S. dollar-denominated money market instruments. The Institutional Money Market Fund’s investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Institutional Money Market Fund may also invest in short-term, high quality obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The municipal securities in which the Institutional Money Market Fund may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Although the income from many municipal securities is exempt from regular federal income tax, the Institutional Money Market Fund may invest in taxable municipal securities. The Institutional Money Market Fund does not anticipate that its investments in tax-exempt municipal securities will reach the level required by applicable law to permit it to make distributions to shareholders that are, in whole or in part, exempt from regular federal income tax. The Institutional Money Market Fund also invests in asset-backed securities and asset-backed commercial paper (collectively, “asset-backed securities”). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets.

Principal Risks
Interest Rate Risk — The income from the Institutional Money Market Fund will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional Money Market Fund to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Asset-Backed Securities Risk — The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

Banking Industry Risk — The Institutional Money Market Fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Institutional Money Market Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Institutional Money Market Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional Money Market Fund.

An investment in the Institutional Money Market Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table illustrate the risks of investing in the Institutional Class of the Institutional Money Market Fund. The bar chart shows changes in the Institutional Class’ performance from year to year. The returns for the Institutional Service Class of the Institutional Money Market Fund will vary from the returns of the Institutional Class as a result of differences in expenses applicable to each Class. The table shows average annual total returns of each Class of the Institutional Money Market Fund. Of course, past performance is not necessarily an indication of how the Institutional Money Market Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.

ANNUAL TOTAL RETURN for the periods ended 12/31 each year Institutional Money Market Fund - Institutional Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.31% (for the quarter ended 9/30/07) and 0.00% (for the quarter ended 12/31/11), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns TDAM Institutional Money Market Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	[1]	0.05%	0.58%	1.36%	Dec 18, 2006
Institutional Service	[1]	0.01%	0.49%	1.24%	Dec 18, 2006
[1]	As of 12/31/12, the 7-day yields for the Institutional Money Market Fund - Institutional Class and Institutional Service Class were 0.01% and 0.01%, respectively.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM Institutional Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Money Market Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Institutional Money Market Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Money Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Money Market Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Institutional Money Market Fund is a money market fund. The Institutional Money Market Fund invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Institutional Money Market Fund’s investment manager, TDAM USA Inc. (the “Investment Manager” or “TDAM”), to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Money Market Fund invests in a broad spectrum of high quality U.S. dollar-denominated money market instruments. The Institutional Money Market Fund’s investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Institutional Money Market Fund may also invest in short-term, high quality obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The municipal securities in which the Institutional Money Market Fund may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Although the income from many municipal securities is exempt from regular federal income tax, the Institutional Money Market Fund may invest in taxable municipal securities. The Institutional Money Market Fund does not anticipate that its investments in tax-exempt municipal securities will reach the level required by applicable law to permit it to make distributions to shareholders that are, in whole or in part, exempt from regular federal income tax. The Institutional Money Market Fund also invests in asset-backed securities and asset-backed commercial paper (collectively, “asset-backed securities”). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk — The income from the Institutional Money Market Fund will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional Money Market Fund to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Asset-Backed Securities Risk — The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

Banking Industry Risk — The Institutional Money Market Fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Institutional Money Market Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Institutional Money Market Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional Money Market Fund.

An investment in the Institutional Money Market Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Institutional Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Institutional Money Market Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Institutional Class of the Institutional Money Market Fund. The bar chart shows changes in the Institutional Class’ performance from year to year. The returns for the Institutional Service Class of the Institutional Money Market Fund will vary from the returns of the Institutional Class as a result of differences in expenses applicable to each Class. The table shows average annual total returns of each Class of the Institutional Money Market Fund. Of course, past performance is not necessarily an indication of how the Institutional Money Market Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Institutional Class of the Institutional Money Market Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 416-4031
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Institutional Money Market Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN for the periods ended 12/31 each year Institutional Money Market Fund - Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.31% (for the quarter ended 9/30/07) and 0.00% (for the quarter ended 12/31/11), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	33
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	103
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	406
Annual Return 2007	rr_AnnualReturn2007	5.21%
Annual Return 2008	rr_AnnualReturn2008	2.56%
Annual Return 2009	rr_AnnualReturn2009	0.20%
Annual Return 2010	rr_AnnualReturn2010	0.07%
Annual Return 2011	rr_AnnualReturn2011	0.04%
Annual Return 2012	rr_AnnualReturn2012	0.05%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.58%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.36%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006	[1]
Institutional Service
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Total Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	701
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.24%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006	[1]

[1]	As of 12/31/12, the 7-day yields for the Institutional Money Market Fund - Institutional Class and Institutional Service Class were 0.01% and 0.01%, respectively.

TDAM Institutional Municipal Money Market Fund | TDAM Institutional Municipal Money Market Fund
TDAM Institutional Municipal Money Market Fund
Investment Objective
The TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Municipal Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TDAM Institutional Municipal Money Market Fund	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TDAM Institutional Municipal Money Market Fund	Institutional Class	Institutional Service Class
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	none	none
Shareholder Servicing Fees	none	0.25%
All Other Expenses	0.24%	0.24%
Total Other Expenses	0.24%	0.49%
Total Annual Fund Operating Expenses	0.34%	0.59%

Example
This Example is intended to help you compare the cost of investing in the Institutional Municipal Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Municipal Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Municipal Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TDAM Institutional Municipal Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	35	109	191	431
Institutional Service Class	60	189	329	738

Investment Strategies
The Institutional Municipal Fund is a money market fund. The Institutional Municipal Fund invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Municipal Fund invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Institutional Municipal Fund normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax (“AMT”). The municipal securities in which the Institutional Municipal Fund may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Principal Risks
Interest Rate Risk — The income from the Institutional Municipal Fund will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional Municipal Fund to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Tax Risk — The Institutional Municipal Fund purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the investment manager nor the Institutional Municipal Fund guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to Institutional Municipal Fund shareholders could be recharacterized as taxable.

Banking Industry Risk — The Institutional Municipal Fund may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Institutional Municipal Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Institutional Municipal Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional Municipal Fund.

An investment in the Institutional Municipal Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Municipal Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table illustrate the risks of investing in the Institutional Class of the Institutional Municipal Fund. The bar chart shows changes in the Institutional Class’ performance from year to year. The returns for the Institutional Service Class of the Institutional Municipal Fund will vary from the returns of the Institutional Class as a result of differences in expenses applicable to each Class. The table shows average annual total returns of each Class of the Institutional Municipal Fund. Of course, past performance is not necessarily an indication of how the Institutional Municipal Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.

ANNUAL TOTAL RETURN for the periods ended 12/31 each year Institutional Municipal Fund - Institutional Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.03% (for the quarter ended 3/31/11) and 0.00% (for the quarter ended 12/31/11), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns TDAM Institutional Municipal Money Market Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	[1]	0.02%	0.06%	Jan 20, 2010
Institutional Service Class	[1]	0.01%	0.01%	Jan 20, 2010
[1]	As of 12/31/12, the 7-day yields for the Institutional Municipal Fund - Institutional Class and Institutional Service Class were 0.01% and 0.01% respectively.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM Institutional Municipal Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Municipal Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Institutional Municipal Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Municipal Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Municipal Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Institutional Municipal Fund is a money market fund. The Institutional Municipal Fund invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Municipal Fund invests primarily in a diversified portfolio of short-term, high quality, tax-exempt municipal obligations. The Institutional Municipal Fund normally invests at least 80% of its total assets in obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The income from these securities is exempt from regular federal income tax, but may be subject to the federal alternative minimum tax (“AMT”). The municipal securities in which the Institutional Municipal Fund may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk — The income from the Institutional Municipal Fund will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional Municipal Fund to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Tax Risk — The Institutional Municipal Fund purchases municipal securities, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. Neither the investment manager nor the Institutional Municipal Fund guarantees that this opinion is correct and there is no assurance that the Internal Revenue Service (the “IRS”) will agree with bond counsel’s opinion. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, then interest from the security could become subject to federal income tax, possibly retroactively to the date the security was issued, the value of the security could decline significantly and a portion of the distributions to Institutional Municipal Fund shareholders could be recharacterized as taxable.

Banking Industry Risk — The Institutional Municipal Fund may invest a significant portion of its assets in obligations that are backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Institutional Municipal Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Institutional Municipal Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional Municipal Fund.

An investment in the Institutional Municipal Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Municipal Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Institutional Municipal Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Institutional Municipal Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Institutional Class of the Institutional Municipal Fund. The bar chart shows changes in the Institutional Class’ performance from year to year. The returns for the Institutional Service Class of the Institutional Municipal Fund will vary from the returns of the Institutional Class as a result of differences in expenses applicable to each Class. The table shows average annual total returns of each Class of the Institutional Municipal Fund. Of course, past performance is not necessarily an indication of how the Institutional Municipal Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Institutional Class of the Institutional Municipal Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 416-4031
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Institutional Municipal Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN for the periods ended 12/31 each year Institutional Municipal Fund - Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.03% (for the quarter ended 3/31/11) and 0.00% (for the quarter ended 12/31/11), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	431
Annual Return 2011	rr_AnnualReturn2011	0.05%
Annual Return 2012	rr_AnnualReturn2012	0.02%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.06%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 20, 2010	[1]
Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Total Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	738
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.01%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 20, 2010	[1]

[1]	As of 12/31/12, the 7-day yields for the Institutional Municipal Fund - Institutional Class and Institutional Service Class were 0.01% and 0.01% respectively.

TDAM Institutional U.S. Government Fund | TDAM Institutional U.S. Government Fund
TDAM Institutional U.S. Government Fund
Investment Objective
The TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TDAM Institutional U.S. Government Fund	Institutional	Institutional Service
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TDAM Institutional U.S. Government Fund	Institutional	Institutional Service
Management Fees	0.10%	0.10%
Distribution (12b-1) Fees	none	none
Shareholder Servicing Fees	none	0.25%
All Other Expenses	0.06%	0.06%
Total Other Expenses	0.06%	0.31%
Total Annual Fund Operating Expenses	0.16%	0.41%

Example
This Example is intended to help you compare the cost of investing in the Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional U.S. Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional U.S. Government Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TDAM Institutional U.S. Government Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional	16	52	90	205
Institutional Service	42	132	230	518

Investment Strategies
The Institutional U.S. Government Fund is a money market fund. The Institutional U.S. Government Fund invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional U.S. Government Fund invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The Institutional U.S. Government Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities.

Principal Risks
Interest Rate Risk — The income from the Institutional U.S. Government Fund will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional U.S. Government Fund to reinvest assets in lower yielding securities.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Institutional U.S. Government Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Institutional U.S. Government Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional U.S. Government Fund.

An investment in the Institutional U.S. Government Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional U.S. Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table illustrate the risks of investing in the Institutional Class of the Institutional U.S. Government Fund. The bar chart shows changes in the Institutional Class’ performance from year to year. The returns for the Institutional Service Class of the Institutional U.S. Government Fund will vary from the returns of the Institutional Class as a result of differences in expenses applicable to each Class. The table below shows average annual total returns of each Class of the Institutional U.S. Government Fund. Of course, past performance is not necessarily an indication of how the Institutional U.S. Government Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

ANNUAL TOTAL RETURN for the periods ended 12/31 each year Institutional U.S. Government Fund - Institutional Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.30% (for the quarter ended 9/30/07) and 0.00% (for the quarter ended 3/31/12), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns TDAM Institutional U.S. Government Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	[1]	0.01%	0.49%	1.27%	Dec 18, 2006
Institutional Service	[1]	0.01%	0.42%	1.17%	Dec 18, 2006
[1]	As of 12/31/12, the 7-day yields for the Institutional U.S. Government Fund - Institutional Class and Institutional Service Class were 0.01% and 0.01%, respectively.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM Institutional U.S. Government Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional U.S. Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional U.S. Government Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Institutional U.S. Government Fund is a money market fund. The Institutional U.S. Government Fund invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional U.S. Government Fund invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The Institutional U.S. Government Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk — The income from the Institutional U.S. Government Fund will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional U.S. Government Fund to reinvest assets in lower yielding securities.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Institutional U.S. Government Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Institutional U.S. Government Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional U.S. Government Fund.

An investment in the Institutional U.S. Government Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional U.S. Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Institutional U.S. Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Institutional U.S. Government Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Institutional Class of the Institutional U.S. Government Fund. The bar chart shows changes in the Institutional Class’ performance from year to year. The returns for the Institutional Service Class of the Institutional U.S. Government Fund will vary from the returns of the Institutional Class as a result of differences in expenses applicable to each Class. The table below shows average annual total returns of each Class of the Institutional U.S. Government Fund. Of course, past performance is not necessarily an indication of how the Institutional U.S. Government Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Institutional Class of the Institutional U.S. Government Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Institutional U.S. Government Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN for the periods ended 12/31 each year Institutional U.S. Government Fund - Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.30% (for the quarter ended 9/30/07) and 0.00% (for the quarter ended 3/31/12), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	16
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	52
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	90
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	205
Annual Return 2007	rr_AnnualReturn2007	5.12%
Annual Return 2008	rr_AnnualReturn2008	2.24%
Annual Return 2009	rr_AnnualReturn2009	0.14%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.49%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.27%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006	[1]
Institutional Service
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	518
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.42%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.17%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006	[1]

[1]	As of 12/31/12, the 7-day yields for the Institutional U.S. Government Fund - Institutional Class and Institutional Service Class were 0.01% and 0.01%, respectively.

TDAM Institutional Treasury Obligations Money Market Fund | TDAM Institutional Treasury Obligations Money Market Fund
TDAM Institutional Treasury Obligations Money Market Fund
Investment Objective
The TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Treasury Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Institutional Treasury Obligations Money Market Fund Institutional Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM Institutional Treasury Obligations Money Market Fund Institutional Service Class
Management Fees	0.10%
Distribution (12b-1) Fees	none
Shareholder Servicing Fees	0.25%
All Other Expenses	0.09%
Total Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.44%

Example
This Example is intended to help you compare the cost of investing in the Institutional Treasury Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Treasury Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TDAM Institutional Treasury Obligations Money Market Fund Institutional Service Class	45	141	246	555

Investment Strategies
The Institutional Treasury Fund is a money market fund. The Institutional Treasury Fund invests 100% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury obligations, repurchase agreements backed by such obligations and cash. This investment policy can be changed by the Institutional Treasury Fund upon 60 days’ notice to shareholders. In selecting investments for the Institutional Treasury Fund, the Investment Manager tries to increase income, without adding undue risk, by analyzing yields. The Investment Manager manages the maturity of the Institutional Treasury Fund and its portfolio to maximize the Institutional Treasury Fund’s yield based on current market interest rates and the Investment Manager’s outlook on the market, subject to the legal requirements applicable to money market funds. The Institutional Treasury Fund’s Statement of Additional Information (“SAI”) contains more information about the investments and strategies described in this Prospectus.

Principal Risks
Income/Interest Rate Risk — The income from the Institutional Treasury Fund will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuation as a result of changes in interest rates. Although the Institutional Treasury Fund’s U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Institutional Treasury Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Institutional Treasury Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional Treasury Fund.

An investment in the Institutional Treasury Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Treasury Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table illustrate the risks of investing in the Institutional Service Class of the Institutional Treasury Fund. The bar chart shows changes in the Institutional Service Class’ performance from year to year. The table shows average annual total returns of the Institutional Treasury Fund. Of course, past performance is not necessarily an indication of how the Institutional Treasury Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.

ANNUAL TOTAL RETURN for the periods ended 12/31 each year Institutional Treasury Fund - Institutional Service Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.01% (for the quarter ended 12/31/11) and 0.00% (for the quarter ended 3/31/09), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Institutional Treasury Obligations Money Market Fund Institutional Service Class	[1]	0.01%	0.01%	Nov 3, 2008
[1]	As of 12/31/12, the 7-day yield for the Institutional Treasury Fund - Institutional Service Class was 0.01%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM Institutional Treasury Obligations Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Treasury Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Institutional Treasury Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Treasury Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Institutional Treasury Fund is a money market fund. The Institutional Treasury Fund invests 100% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury obligations, repurchase agreements backed by such obligations and cash. This investment policy can be changed by the Institutional Treasury Fund upon 60 days’ notice to shareholders. In selecting investments for the Institutional Treasury Fund, the Investment Manager tries to increase income, without adding undue risk, by analyzing yields. The Investment Manager manages the maturity of the Institutional Treasury Fund and its portfolio to maximize the Institutional Treasury Fund’s yield based on current market interest rates and the Investment Manager’s outlook on the market, subject to the legal requirements applicable to money market funds. The Institutional Treasury Fund’s Statement of Additional Information (“SAI”) contains more information about the investments and strategies described in this Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Income/Interest Rate Risk — The income from the Institutional Treasury Fund will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuation as a result of changes in interest rates. Although the Institutional Treasury Fund’s U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Institutional Treasury Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Institutional Treasury Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional Treasury Fund.

An investment in the Institutional Treasury Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Treasury Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Institutional Treasury Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Institutional Treasury Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Institutional Service Class of the Institutional Treasury Fund. The bar chart shows changes in the Institutional Service Class’ performance from year to year. The table shows average annual total returns of the Institutional Treasury Fund. Of course, past performance is not necessarily an indication of how the Institutional Treasury Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Institutional Service Class of the Institutional Treasury Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 416-4031
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Institutional Treasury Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN for the periods ended 12/31 each year Institutional Treasury Fund - Institutional Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.01% (for the quarter ended 12/31/11) and 0.00% (for the quarter ended 3/31/09), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.09%
Total Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	555
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.01%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008	[1]

[1]	As of 12/31/12, the 7-day yield for the Institutional Treasury Fund - Institutional Service Class was 0.01%.

TDAM Institutional Money Market Fund | TDAM Institutional Money Market Fund
TDAM Institutional Money Market Fund
Investment Objective
The TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Money Market Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Institutional Money Market Fund Commercial Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM Institutional Money Market Fund Commercial Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.40%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.22%
Total Other Expenses	0.47%
Total Annual Fund Operating Expenses	0.97%

Example
This Example is intended to help you compare the cost of investing in the Institutional Money Market Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Money Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Money Market Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TDAM Institutional Money Market Fund Commercial Class	99	309	536	1,190

Investment Strategies
The Institutional Money Market Fund is a money market fund. The Institutional Money Market Fund invests in high quality money market securities that the Institutional Money Market Fund’s investment manager, TDAM USA Inc. (the “Investment Manager” or “TDAM”), believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Money Market Fund invests in a broad spectrum of high quality U.S. dollar-denominated money market instruments. The Institutional Money Market Fund’s investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Institutional Money Market Fund may also invest in short-term, high quality obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The municipal securities in which the Institutional Money Market Fund may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Although the income from many municipal securities is exempt from regular federal income tax, the Institutional Money Market Fund may invest in taxable municipal securities. The Institutional Money Market Fund does not anticipate that its investments in tax-exempt municipal securities will reach the level required by applicable law to permit it to make distributions to shareholders that are, in whole or in part, exempt from regular federal income tax. The Institutional Money Market Fund also invests in asset-backed securities and asset-backed commercial paper (collectively, “asset-backed securities”). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets.

Principal Risks
Interest Rate Risk — The income from the Institutional Money Market Fund will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional Money Market Fund to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Asset-Backed Securities Risk — The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

Banking Industry Risk — The Institutional Money Market Fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Institutional Money Market Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Institutional Money Market Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional Money Market Fund.

An investment in the Institutional Money Market Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table illustrate the risks of investing in the Commercial Class of the Institutional Money Market Fund. The bar chart shows changes in the Commercial Class’ performance from year to year. The table shows average annual total returns of the Commercial Class of the Institutional Money Market Fund. Of course, past performance is not necessarily an indication of how the Institutional Money Market Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.

ANNUAL TOTAL RETURN as of 12/31 each year Institutional Money Market Fund - Commercial Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.01% (for the quarter ended 6/30/10) and 0.00% (for the quarter ended 6/30/12), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Institutional Money Market Fund Commercial Class	[1]	0.01%	0.03%	Nov 19, 2009
[1]	As of 12/31/12, the 7-day current yield for the Institutional Money Market Fund - Commercial Class was 0.01%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM Institutional Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Money Market Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Institutional Money Market Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Money Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Money Market Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Institutional Money Market Fund is a money market fund. The Institutional Money Market Fund invests in high quality money market securities that the Institutional Money Market Fund’s investment manager, TDAM USA Inc. (the “Investment Manager” or “TDAM”), believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional Money Market Fund invests in a broad spectrum of high quality U.S. dollar-denominated money market instruments. The Institutional Money Market Fund’s investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S. and foreign issuers, as well as repurchase agreements and other money market instruments. The Institutional Money Market Fund may also invest in short-term, high quality obligations issued or guaranteed by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities (“municipal securities”). The municipal securities in which the Institutional Money Market Fund may invest include variable rate demand notes (VRDNs), which are obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. Although the income from many municipal securities is exempt from regular federal income tax, the Institutional Money Market Fund may invest in taxable municipal securities. The Institutional Money Market Fund does not anticipate that its investments in tax-exempt municipal securities will reach the level required by applicable law to permit it to make distributions to shareholders that are, in whole or in part, exempt from regular federal income tax. The Institutional Money Market Fund also invests in asset-backed securities and asset-backed commercial paper (collectively, “asset-backed securities”). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk — The income from the Institutional Money Market Fund will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional Money Market Fund to reinvest assets in lower yielding securities.

Municipal Securities Risk — Municipal securities can be significantly affected by unfavorable economic, legislative or political developments and adverse changes in the financial conditions of issuers. Liquidity in the municipal securities market can be reduced unpredictably in response to overall economic conditions or credit tightening.

Asset-Backed Securities Risk — The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

Banking Industry Risk — The Institutional Money Market Fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Institutional Money Market Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Institutional Money Market Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional Money Market Fund.

An investment in the Institutional Money Market Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Institutional Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Institutional Money Market Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Commercial Class of the Institutional Money Market Fund. The bar chart shows changes in the Commercial Class’ performance from year to year. The table shows average annual total returns of the Commercial Class of the Institutional Money Market Fund. Of course, past performance is not necessarily an indication of how the Institutional Money Market Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Commercial Class of the Institutional Money Market Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 416-4031
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Institutional Money Market Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN as of 12/31 each year Institutional Money Market Fund - Commercial Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.01% (for the quarter ended 6/30/10) and 0.00% (for the quarter ended 6/30/12), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,190
Annual Return 2010	rr_AnnualReturn2010	0.05%
Annual Return 2011	rr_AnnualReturn2011	0.04%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.03%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 19, 2009	[1]

[1]	As of 12/31/12, the 7-day current yield for the Institutional Money Market Fund - Commercial Class was 0.01%.

TDAM Institutional U.S. Government Fund | TDAM Institutional U.S. Government Fund
TDAM Institutional U.S. Government Fund
Investment Objective
The TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Institutional U.S. Government Fund Commercial Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM Institutional U.S. Government Fund Commercial Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.40%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.06%
Total Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.81%

Example
This Example is intended to help you compare the cost of investing in the Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional U.S. Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional U.S. Government Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TDAM Institutional U.S. Government Fund Commercial Class	83	259	450	1,002

Investment Strategies
The Institutional U.S. Government Fund is a money market fund. The Institutional U.S. Government Fund invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional U.S. Government Fund invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The Institutional U.S. Government Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities.

Principal Risks
Interest Rate Risk — The income from the Institutional U.S. Government Fund will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional U.S. Government Fund to reinvest assets in lower yielding securities.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Institutional U.S. Government Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Institutional U.S. Government Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional U.S. Government Fund.

An investment in the Institutional U.S. Government Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional U.S. Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table illustrate the risks of investing in the Commercial Class of the Institutional U.S. Government Fund. The bar chart shows changes in the Commercial Class’ performance from year to year. The table shows average annual total returns of the Commercial Class of the Institutional U.S. Government Fund. Of course, past performance is not necessarily an indication of how the Institutional U.S. Government Fund will perform in the future. For updated performance information,please call (866) 416-4031 or visit www.tdamusa.com.

ANNUAL TOTAL RETURN as of 12/31 each year Institutional U.S. Government Fund - Commercial Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.01% (for the quarter ended 6/30/10) and 0.00% (for the quarter ended 3/31/09), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Institutional U.S. Government Fund Commercial Class	[1]	0.01%	0.04%	Nov 14, 2008
[1]	As of 12/31/12, the 7-day current yield for the Institutional U.S. Government Fund - Commercial Class was 0.01%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM Institutional U.S. Government Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional U.S. Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional U.S. Government Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Institutional U.S. Government Fund is a money market fund. The Institutional U.S. Government Fund invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Institutional U.S. Government Fund invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The Institutional U.S. Government Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Interest Rate Risk — The income from the Institutional U.S. Government Fund will vary with changes in prevailing interest rates.

Credit Risk — Fixed income investments involve credit risk. This is the risk that the issuer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Institutional U.S. Government Fund to reinvest assets in lower yielding securities.

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Institutional U.S. Government Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Institutional U.S. Government Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional U.S. Government Fund.

An investment in the Institutional U.S. Government Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional U.S. Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Institutional U.S. Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Institutional U.S. Government Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Commercial Class of the Institutional U.S. Government Fund. The bar chart shows changes in the Commercial Class’ performance from year to year. The table shows average annual total returns of the Commercial Class of the Institutional U.S. Government Fund. Of course, past performance is not necessarily an indication of how the Institutional U.S. Government Fund will perform in the future. For updated performance information,please call (866) 416-4031 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Commercial Class of the Institutional U.S. Government Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 416-4031
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Institutional U.S. Government Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN as of 12/31 each year Institutional U.S. Government Fund - Commercial Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.01% (for the quarter ended 6/30/10) and 0.00% (for the quarter ended 3/31/09), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.04%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 14, 2008	[1]

[1]	As of 12/31/12, the 7-day current yield for the Institutional U.S. Government Fund - Commercial Class was 0.01%.

TDAM Institutional Treasury Obligations Money Market Fund | TDAM Institutional Treasury Obligations Money Market Fund
TDAM Institutional Treasury Obligations Money Market Fund
Investment Objective
The TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Treasury Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TDAM Institutional Treasury Obligations Money Market Fund Commercial Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TDAM Institutional Treasury Obligations Money Market Fund Commercial Class
Management Fees	0.10%
Distribution (12b-1) Fees	0.50%
Shareholder Servicing Fees	0.25%
All Other Expenses	0.10%
Total Other Expenses	0.35%
Total Annual Fund Operating Expenses	0.95%

Example
This Example is intended to help you compare the cost of investing in the Institutional Treasury Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Treasury Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TDAM Institutional Treasury Obligations Money Market Fund Commercial Class	97	303	525	1,166

Investment Strategies
The Institutional Treasury Fund is a money market fund. The Institutional Treasury Fund invests 100% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury obligations, repurchase agreements backed by such obligations and cash. This investment policy can be changed by the Institutional Treasury Fund upon 60 days’ notice to shareholders. In selecting investments for the Institutional Treasury Fund, the Investment Manager tries to increase income, without adding undue risk, by analyzing yields. The Investment Manager manages the maturity of the Institutional Treasury Fund and its portfolio to maximize the Institutional Treasury Fund’s yield based on current market interest rates and the Investment Manager’s outlook on the market, subject to the legal requirements applicable to money market funds. The Institutional Treasury Fund’s Statement of Additional Information (“SAI”) contains more information about the investments and strategies described in this Prospectus.

Principal Risks
Income/Interest Rate Risk — The income from the Institutional Treasury Fund will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Institutional Treasury Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Institutional Treasury Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional Treasury Fund.

An investment in the Institutional Treasury Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Treasury Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance
The following bar chart and table illustrate the risks of investing in the Commercial Class of the Institutional Treasury Fund. The bar chart shows changes in the Commercial Class’ performance from year to year. The table shows average annual total returns of the Institutional Treasury Fund. Of course, past performance is not necessarily an indication of how the Institutional Treasury Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.

ANNUAL TOTAL RETURN as of 12/31 each year Institutional Treasury Fund - Commercial Class

For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.01% (for the quarter ended 12/31/11) and 0.00% (for the quarter ended 3/31/09), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
TDAM Institutional Treasury Obligations Money Market Fund Commercial Class	[1]	0.01%	0.01%	Nov 14, 2008
[1]	As of 12/31/12, the 7-day current yield for the Institutional Treasury Fund - Commercial Class was 0.01%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM Institutional Treasury Obligations Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Fund”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional Treasury Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Institutional Treasury Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Treasury Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Treasury Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Institutional Treasury Fund is a money market fund. The Institutional Treasury Fund invests 100% of its net assets (plus any borrowings for investment purposes) in U.S. Treasury obligations, repurchase agreements backed by such obligations and cash. This investment policy can be changed by the Institutional Treasury Fund upon 60 days’ notice to shareholders. In selecting investments for the Institutional Treasury Fund, the Investment Manager tries to increase income, without adding undue risk, by analyzing yields. The Investment Manager manages the maturity of the Institutional Treasury Fund and its portfolio to maximize the Institutional Treasury Fund’s yield based on current market interest rates and the Investment Manager’s outlook on the market, subject to the legal requirements applicable to money market funds. The Institutional Treasury Fund’s Statement of Additional Information (“SAI”) contains more information about the investments and strategies described in this Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Income/Interest Rate Risk — The income from the Institutional Treasury Fund will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities

Regulatory Risk — Changes in government regulations may adversely affect the value of a security held by the Institutional Treasury Fund. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Institutional Treasury Fund. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Institutional Treasury Fund.

An investment in the Institutional Treasury Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Institutional Treasury Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Institutional Treasury Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Institutional Treasury Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Commercial Class of the Institutional Treasury Fund. The bar chart shows changes in the Commercial Class’ performance from year to year. The table shows average annual total returns of the Institutional Treasury Fund. Of course, past performance is not necessarily an indication of how the Institutional Treasury Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Commercial Class of the Institutional Treasury Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 416-4031
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Institutional Treasury Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN as of 12/31 each year Institutional Treasury Fund - Commercial Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 0.01% (for the quarter ended 12/31/11) and 0.00% (for the quarter ended 3/31/09), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,166
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.01%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 14, 2008	[1]

[1]	As of 12/31/12, the 7-day current yield for the Institutional Treasury Fund - Commercial Class was 0.01%.

Short-Term Bond Fund | Short-Term Bond Fund
Short-Term Bond Fund
Investment Objective
The TDAM Short-Term Bond Fund (the “Fund”) seeks to provide a high level of income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees	Short-Term Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Short-Term Bond Fund
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.56%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Short-Term Bond Fund	57	179	313	701

Portfolio Turnover
The Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 176% of the average value of its portfolio.

Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations (debt obligations rated in one of the four highest ratings categories by a nationally recognized statistical rating organization) of banks and corporations. An unrated debt obligation may be treated as investment-grade if warranted by the analysis of the Fund’s investment manager, TDAM USA Inc. (the “Investment Manager” or “TDAM”). In addition, under normal circumstances, the Investment Manager will maintain an average dollar-weighted maturity for the Fund of 3 years or less for securities which the Fund holds.

The Investment Manager will allocate the Fund’s assets across different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In selecting investments for the Fund, the Investment Manager will analyze a security’s structural features and current price, trading opportunities and the credit quality of the issuer. The Fund may invest in mortgage-backed and asset-backed securities. The Fund may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

In managing the Fund, the Investment Manager will use a proprietary investment philosophy, which places a strong emphasis on fundamental credit research. Pursuant to this philosophy, the Investment Manager will invest the assets of the Fund in securities that have a lower average credit quality than its benchmark index, the Merrill Lynch 1 – 3 Year Treasury Index, because such investments provide sufficient incremental income to justify their additional risk. Under normal circumstances, the Investment Manager will also seek to minimize deviations from the average duration of the Fund’s benchmark index, consistent with the belief that interest rate speculation is not appropriate for a long-term investment philosophy. In addition, the Investment Manager will seek to enhance returns by taking advantage of yield differentials among securities.

Principal Risks
If the Investment Manager’s strategies do not work as intended, the Fund may not achieve its investment objective.

Investment Risk — You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Interest Rate Risk — Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise. Interest rate risk is the risk that the Fund’s fixed-income securities will decline in value because of increases in market interest rates.

Credit Risk — Fixed income investments, such as bonds, involve credit risk. This is the risk that the issuer or credit enhancer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the debt instrument. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also may affect the value of the Fund’s investment in that issuer.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Fund to reinvest its assets in lower yielding securities.

Mortgage-Backed Securities Risk — The value of the Fund’s mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Asset-Backed Securities Risk — Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Fund’s asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Banking Industry Risk — The Fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following bar chart and table illustrate the risks of investing in the Institutional Class of the Fund. The bar chart shows changes in the Institutional Class’ performance from year to year. The table shows average annual total returns of the Institutional Class. Of course, past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.

ANNUAL TOTAL RETURN Short-Term Bond Fund - Institutional Class as of 12/31 each year

For the period covered by the bar chart, the highest and lowest quarterly returns were 2.96% (for the quarter ended 12/31/08) and -0.50% (for the quarter ended 6/30/08), respectively.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Short-Term Bond Fund	1.73%	2.70%	3.19%	[1]	Dec 18, 2006
Short-Term Bond Fund After Taxes on Distributions	1.35%	1.90%	2.24%	[1]
Short-Term Bond Fund After Taxes on Distributions and Sale of Fund Shares	1.15%	1.84%	2.17%	[1]
Short-Term Bond Fund Bank of America Merrill Lynch 1 ��� 3 Year Treasury Index (reflects no deduction for fees or expenses)	0.43%	2.32%	3.14%	[1]	Dec 31, 2006
[1]	Index returns provided from December 31, 2006.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short-Term Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The TDAM Short-Term Bond Fund (the “Fund”) seeks to provide a high level of income consistent with the preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as the payment of dealer spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 176% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	176.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations (debt obligations rated in one of the four highest ratings categories by a nationally recognized statistical rating organization) of banks and corporations. An unrated debt obligation may be treated as investment-grade if warranted by the analysis of the Fund’s investment manager, TDAM USA Inc. (the “Investment Manager” or “TDAM”). In addition, under normal circumstances, the Investment Manager will maintain an average dollar-weighted maturity for the Fund of 3 years or less for securities which the Fund holds.

The Investment Manager will allocate the Fund’s assets across different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In selecting investments for the Fund, the Investment Manager will analyze a security’s structural features and current price, trading opportunities and the credit quality of the issuer. The Fund may invest in mortgage-backed and asset-backed securities. The Fund may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

In managing the Fund, the Investment Manager will use a proprietary investment philosophy, which places a strong emphasis on fundamental credit research. Pursuant to this philosophy, the Investment Manager will invest the assets of the Fund in securities that have a lower average credit quality than its benchmark index, the Merrill Lynch 1 – 3 Year Treasury Index, because such investments provide sufficient incremental income to justify their additional risk. Under normal circumstances, the Investment Manager will also seek to minimize deviations from the average duration of the Fund’s benchmark index, consistent with the belief that interest rate speculation is not appropriate for a long-term investment philosophy. In addition, the Investment Manager will seek to enhance returns by taking advantage of yield differentials among securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
If the Investment Manager’s strategies do not work as intended, the Fund may not achieve its investment objective.

Investment Risk — You could lose money on your investment in the Fund, or the Fund could underperform other investments.

Interest Rate Risk — Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise. Interest rate risk is the risk that the Fund’s fixed-income securities will decline in value because of increases in market interest rates.

Credit Risk — Fixed income investments, such as bonds, involve credit risk. This is the risk that the issuer or credit enhancer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the debt instrument. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also may affect the value of the Fund’s investment in that issuer.

Prepayment Risk — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Fund to reinvest its assets in lower yielding securities.

Mortgage-Backed Securities Risk — The value of the Fund’s mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Asset-Backed Securities Risk — Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Fund’s asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Banking Industry Risk — The Fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table illustrate the risks of investing in the Institutional Class of the Fund. The bar chart shows changes in the Institutional Class’ performance from year to year. The table shows average annual total returns of the Institutional Class. Of course, past performance is not necessarily an indication of how the Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Institutional Class of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 416-4031
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURN Short-Term Bond Fund - Institutional Class as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period covered by the bar chart, the highest and lowest quarterly returns were 2.96% (for the quarter ended 12/31/08) and -0.50% (for the quarter ended 6/30/08), respectively.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.50%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/12
Bank of America Merrill Lynch 1 ��� 3 Year Treasury Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.14%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2006
Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	701
Annual Return 2007	rr_AnnualReturn2007	5.94%
Annual Return 2008	rr_AnnualReturn2008	3.85%
Annual Return 2009	rr_AnnualReturn2009	4.18%
Annual Return 2010	rr_AnnualReturn2010	2.47%
Annual Return 2011	rr_AnnualReturn2011	1.30%
Annual Return 2012	rr_AnnualReturn2012	1.73%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.19%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 2006
Short-Term Bond Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.24%	[1]
Short-Term Bond Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.17%	[1]

[1]	Index returns provided from December 31, 2006.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2013